Impairments (Details) - SEK (kr) kr in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Impairment details
Recovered credit losses	kr 1	kr 1	kr 6	kr 2	kr 9	kr 13
Net credit losses	kr (256)	17	(19)	kr (239)	(17)	kr (34)
Loans and off balance
Provision ratio	0.13%			0.13%		0.06%
Gross carrying amount
Loans and off balance
Loans and off balance	kr 354,436			kr 354,436		kr 353,829
Gross carrying amount | Loans
Loans and off balance
Loans and off balance	288,246			288,246		273,658
Gross carrying amount | Off-balance
Loans and off balance
Loans and off balance	66,190			66,190		80,171
Accumulated impairment
Loans and off balance
Loans and off balance	(471)			(471)		(223)	kr (164)
Accumulated impairment | Loans
Loans and off balance
Loans and off balance	(465)			(465)		(210)
Accumulated impairment | Off-balance
Loans and off balance
Loans and off balance	(6)			(6)		(13)
12-month expected credit losses
Impairment details
Net credit losses	kr (3)	4	(23)	kr 1	(32)	(38)
Loans and off balance
Provision ratio	0.05%			0.05%
12-month expected credit losses | Gross carrying amount
Loans and off balance
Loans and off balance	kr 283,162			kr 283,162
12-month expected credit losses | Gross carrying amount | Loans
Loans and off balance
Loans and off balance	243,311			243,311
12-month expected credit losses | Gross carrying amount | Off-balance
Loans and off balance
Loans and off balance	39,851			39,851
12-month expected credit losses | Accumulated impairment
Loans and off balance
Loans and off balance	(132)			(132)		(130)
12-month expected credit losses | Accumulated impairment | Loans
Loans and off balance
Loans and off balance	(127)			(127)
12-month expected credit losses | Accumulated impairment | Off-balance
Loans and off balance
Loans and off balance	(5)			(5)
Lifetime expected credit losses | Financial instruments not credit-impaired
Impairment details
Net credit losses	kr 2	5	3	kr 7	9	6
Loans and off balance
Provision ratio	0.03%			0.03%
Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Loans and off balance
Loans and off balance	kr 57,586			kr 57,586
Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount | Loans
Loans and off balance
Loans and off balance	36,024			36,024
Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount | Off-balance
Loans and off balance
Loans and off balance	21,562			21,562
Lifetime expected credit losses | Financial instruments not credit-impaired | Accumulated impairment
Loans and off balance
Loans and off balance	(17)			(17)		(23)
Lifetime expected credit losses | Financial instruments not credit-impaired | Accumulated impairment | Loans
Loans and off balance
Loans and off balance	(16)			(16)
Lifetime expected credit losses | Financial instruments not credit-impaired | Accumulated impairment | Off-balance
Loans and off balance
Loans and off balance	(1)			(1)
Lifetime expected credit losses | Financial instruments credit-impaired
Impairment details
Net credit losses	kr (256)	kr 7	kr (5)	kr (249)	kr (3)	(15)
Loans and off balance
Provision ratio	2.35%			2.35%
Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount
Loans and off balance
Loans and off balance	kr 13,688			kr 13,688
Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount | Loans
Loans and off balance
Loans and off balance	8,911			8,911
Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount | Off-balance
Loans and off balance
Loans and off balance	4,777			4,777
Lifetime expected credit losses | Financial instruments credit-impaired | Accumulated impairment
Loans and off balance
Loans and off balance	(322)			(322)		kr (70)
Lifetime expected credit losses | Financial instruments credit-impaired | Accumulated impairment | Loans
Loans and off balance
Loans and off balance	(322)			(322)
Lifetime expected credit losses | Financial instruments credit-impaired | Accumulated impairment | Off-balance
Loans and off balance
Loans and off balance	kr 0			kr 0